COMMITMENTS & CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of rent expense

Rent expense for the three and nine months ended September 30, 2017 and 2016, were:

	Three Months Ended		Nine Months Ended
	September 30, 2017	September 30, 2016	September 30, 2017	September 30, 2016
Rent expense	$12,788	$12,788	$39,763	$38,616

Rent expense for the years ended December 31, 2016 and 2015, were:
	December 31, 2016	December 31, 2015
Rent expense	$51,403	$50,952

Schedule of rental commitments	At December 31, 2016, rental commitments are as follows:
Years Ending December 31,	Amount
2017	$53,424
2018	55,560
2019	18,876
Total	127,860